Note 6 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of securities	3	12
Fair value, less than twelve months		$ 8,839
Gross unrealized losses, less than twelve months		(58)
Fair value, twelve months or greater	1,699
Gross unrealized losses, twelve months or greater	(38)
Fair value	1,699	8,839
Gross unrealized losses	$ (38)	$ (58)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member]
Number of securities	2	2
Fair value, less than twelve months		$ 1,871
Gross unrealized losses, less than twelve months		(21)
Fair value, twelve months or greater	1,342
Gross unrealized losses, twelve months or greater	(35)
Fair value	1,342	1,871
Gross unrealized losses	$ (35)	$ (21)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Government National Mortgage Association (GNMA) Insured Loans [Member]
Number of securities		8
Fair value, less than twelve months		$ 5,874
Gross unrealized losses, less than twelve months		(19)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value		5,874
Gross unrealized losses		$ (19)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association (FNMA) Insured Loans [Member]
Number of securities		1
Fair value, less than twelve months		$ 740
Gross unrealized losses, less than twelve months		(12)
Fair value, twelve months or greater
Gross unrealized losses, twelve months or greater
Fair value		740
Gross unrealized losses		$ (12)
US Government Agencies Debt Securities [Member]
Number of securities	1	1
Fair value, less than twelve months		$ 354
Gross unrealized losses, less than twelve months		(6)
Fair value, twelve months or greater	357
Gross unrealized losses, twelve months or greater	(3)
Fair value	357	354
Gross unrealized losses	$ (3)	$ (6)